Significant Accounting Policies (Changes in Accounting Principle) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Income (Loss)
Cost of products sold	$ 4,432	$ 4,143	$ 3,417	$ 3,622	$ 4,353	$ 4,352	$ 4,256	$ 3,947	$ 15,614	$ 16,908	$ 17,454
Gross margin	1,366	1,148	625	703	1,029	739	930	813	3,842	3,511	3,583
Operating profit (loss)	718	563	71	263	405	691	189	264	1,615	1,549	325
Earnings before income taxes									1,447	1,530	25
Income tax expense (benefit)									382	348	150
Net earnings	503	393	20	149	273	363	71	475	1,065	1,182	(125)
Net earnings available to Whirlpool	$ 499	$ 392	$ 30	$ 154	$ 273	$ 357	$ 66	$ 472	$ 1,075	$ 1,168	$ (149)
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 7.93	$ 6.27	$ 0.47	$ 2.46	$ 4.33	$ 5.60	$ 1.02	$ 7.37	$ 17.15	$ 18.34	$ (2.22)
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 7.80	$ 6.19	$ 0.47	$ 2.45	$ 4.29	$ 5.55	$ 1.02	$ 7.32	$ 16.98	$ 18.19	$ (2.22)
Consolidated Statement of Comprehensive Income (Loss)
Net earnings	$ 503	$ 393	$ 20	$ 149	$ 273	$ 363	$ 71	$ 475	$ 1,065	$ 1,182	$ (125)
Comprehensive income (loss)									874	1,259	(470)
Comprehensive income (loss) available to Whirlpool									882	1,245	(496)
Consolidated Balance Sheet
Inventories	2,301				2,560				2,301	2,560
Total current assets	9,129				7,520				9,129	7,520
Deferred income taxes	2,189				2,208				2,189	2,208
Total assets	20,436				18,973				20,436	18,973	18,455
Retained earnings	8,725				7,962				8,725	7,962		$ 7,426
Total Whirlpool stockholders' equity	3,885				3,287				3,885	3,287
Total stockholders' equity	4,795				4,210				4,795	4,210	3,313	5,202
Total liabilities and stockholders' equity	20,436				18,973				20,436	18,973
Consolidated Statement of Cash Flows
Net earnings	503	393	20	149	273	363	71	475	1,065	1,182	(125)
Inventories									249	(17)	27
Taxes deferred and payable, net									154	(122)	(55)
Consolidated Statement of Changes in Stockholder's Equity
Net earnings	503	393	20	149	273	363	71	475	1,065	1,182	(125)
Comprehensive income (loss)									874	1,259	(470)
Total stockholders' equity	4,795				4,210				4,795	4,210	3,313	5,202
Segment Reporting [Abstract]
EBIT									1,636	1,717	217
Total assets	20,436				18,973				20,436	18,973	18,455
Operating profit (loss)	718	563	71	263	405	691	189	264	1,615	1,549	325
Quarterly Financial Information Disclosure [Abstract]
Cost of products sold	4,432	4,143	3,417	3,622	4,353	4,352	4,256	3,947	15,614	16,908	17,454
Gross margin	1,366	1,148	625	703	1,029	739	930	813	3,842	3,511	3,583
Operating profit (loss)	718	563	71	263	405	691	189	264	1,615	1,549	325
Net earnings	503	393	20	149	273	363	71	475	1,065	1,182	(125)
Net earnings available to Whirlpool	$ 499	$ 392	$ 30	$ 154	$ 273	$ 357	$ 66	$ 472	$ 1,075	$ 1,168	$ (149)
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 7.93	$ 6.27	$ 0.47	$ 2.46	$ 4.33	$ 5.60	$ 1.02	$ 7.37	$ 17.15	$ 18.34	$ (2.22)
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 7.80	$ 6.19	$ 0.47	$ 2.45	$ 4.29	$ 5.55	$ 1.02	$ 7.32	$ 16.98	$ 18.19	$ (2.22)
North America | Operating Segments
Consolidated Balance Sheet
Total assets	$ 7,597				$ 7,883				$ 7,597	$ 7,883	$ 7,269
Segment Reporting [Abstract]
EBIT									1,758	1,440	1,388
Total assets	7,597				7,883				7,597	7,883	7,269
As Originally Reported
Consolidated Statement of Income (Loss)
Cost of products sold	4,434	$ 4,136	$ 3,411	$ 3,625	4,334	$ 4,350	$ 4,254	$ 3,948	15,606	16,886	17,500
Gross margin	1,364	1,155	631	700	1,048	741	932	812	3,850	3,533	3,537
Operating profit (loss)	716	570	77	260	424	693	191	263	1,623	1,571	279
Earnings before income taxes									1,455	1,552	(21)
Income tax expense (benefit)									384	354	138
Net earnings	501	398	25	147	288	364	72	474	1,071	1,198	(159)
Net earnings available to Whirlpool	$ 497	$ 397	$ 35	$ 152	$ 288	$ 358	$ 67	$ 471	$ 1,081	$ 1,184	$ (183)
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 7.90	$ 6.35	$ 0.55	$ 2.42	$ 4.56	$ 5.62	$ 1.04	$ 7.36	$ 17.24	$ 18.60	$ (2.72)
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 7.77	$ 6.27	$ 0.55	$ 2.41	$ 4.52	$ 5.57	$ 1.04	$ 7.31	$ 17.07	$ 18.45	$ (2.72)
Consolidated Statement of Comprehensive Income (Loss)
Net earnings	$ 501	$ 398	$ 25	$ 147	$ 288	$ 364	$ 72	$ 474	$ 1,071	$ 1,198	$ (159)
Comprehensive income (loss)									880	1,275	(504)
Comprehensive income (loss) available to Whirlpool									888	1,261	(530)
Consolidated Balance Sheet
Inventories	2,187				2,438				2,187	2,438
Total current assets	9,015				7,398				9,015	7,398
Deferred income taxes	2,217				2,238				2,217	2,238
Total assets	20,350				18,881				20,350	18,881	18,347
Retained earnings	8,639				7,870				8,639	7,870		7,352
Total Whirlpool stockholders' equity	3,799				3,195				3,799	3,195
Total stockholders' equity	4,709				4,118				4,709	4,118	3,205	5,128
Total liabilities and stockholders' equity	20,350				18,881				20,350	18,881
Consolidated Statement of Cash Flows
Net earnings	501	398	25	147	288	364	72	474	1,071	1,198	(159)
Inventories									241	(39)	73
Taxes deferred and payable, net									156	(116)	(67)
Consolidated Statement of Changes in Stockholder's Equity
Net earnings	501	398	25	147	288	364	72	474	1,071	1,198	(159)
Comprehensive income (loss)									880	1,275	(504)
Total stockholders' equity	4,709				4,118				4,709	4,118	3,205	5,128
Segment Reporting [Abstract]
EBIT									1,644	1,739	171
Total assets	20,350				18,881				20,350	18,881	18,347
Operating profit (loss)	716	570	77	260	424	693	191	263	1,623	1,571	279
Quarterly Financial Information Disclosure [Abstract]
Cost of products sold	4,434	4,136	3,411	3,625	4,334	4,350	4,254	3,948	15,606	16,886	17,500
Gross margin	1,364	1,155	631	700	1,048	741	932	812	3,850	3,533	3,537
Operating profit (loss)	716	570	77	260	424	693	191	263	1,623	1,571	279
Net earnings	501	398	25	147	288	364	72	474	1,071	1,198	(159)
Net earnings available to Whirlpool	$ 497	$ 397	$ 35	$ 152	$ 288	$ 358	$ 67	$ 471	$ 1,081	$ 1,184	$ (183)
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 7.90	$ 6.35	$ 0.55	$ 2.42	$ 4.56	$ 5.62	$ 1.04	$ 7.36	$ 17.24	$ 18.60	$ (2.72)
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 7.77	$ 6.27	$ 0.55	$ 2.41	$ 4.52	$ 5.57	$ 1.04	$ 7.31	$ 17.07	$ 18.45	$ (2.72)
As Originally Reported | North America | Operating Segments
Consolidated Balance Sheet
Total assets	$ 7,511				$ 7,791				$ 7,511	$ 7,791	$ 7,161
Segment Reporting [Abstract]
EBIT									1,766	1,462	1,342
Total assets	7,511				7,791				7,511	7,791	7,161
Effect of Change
Consolidated Statement of Income (Loss)
Cost of products sold	(2)	$ 7	$ 6	$ (3)	19	$ 2	$ 2	$ (1)	8	22	(46)
Gross margin	2	(7)	(6)	3	(19)	(2)	(2)	1	(8)	(22)	46
Operating profit (loss)	2	(7)	(6)	3	(19)	(2)	(2)	1	(8)	(22)	46
Earnings before income taxes									(8)	(22)	46
Income tax expense (benefit)									(2)	(6)	12
Net earnings	2	(5)	(5)	2	(15)	(1)	(1)	1	(6)	(16)	34
Net earnings available to Whirlpool	$ 2	$ (5)	$ (5)	$ 2	$ (15)	$ (1)	$ (1)	$ 1	$ (6)	$ (16)	$ 34
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 0.03	$ (0.08)	$ (0.08)	$ 0.04	$ (0.23)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.09)	$ (0.26)	$ 0.50
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 0.03	$ (0.08)	$ (0.08)	$ 0.04	$ (0.23)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.09)	$ (0.26)	$ 0.50
Consolidated Statement of Comprehensive Income (Loss)
Net earnings	$ 2	$ (5)	$ (5)	$ 2	$ (15)	$ (1)	$ (1)	$ 1	$ (6)	$ (16)	$ 34
Comprehensive income (loss)									(6)	(16)	34
Comprehensive income (loss) available to Whirlpool									(6)	(16)	34
Consolidated Balance Sheet
Inventories	114				122				114	122
Total current assets	114				122				114	122
Deferred income taxes	(28)				(30)				(28)	(30)
Total assets	86				92				86	92	108
Retained earnings	86				92				86	92		74
Total Whirlpool stockholders' equity	86				92				86	92
Total stockholders' equity	86				92				86	92	108	74
Total liabilities and stockholders' equity	86				92				86	92
Consolidated Statement of Cash Flows
Net earnings	2	(5)	(5)	2	(15)	(1)	(1)	1	(6)	(16)	34
Inventories									8	22	(46)
Taxes deferred and payable, net									(2)	(6)	12
Consolidated Statement of Changes in Stockholder's Equity
Net earnings	2	(5)	(5)	2	(15)	(1)	(1)	1	(6)	(16)	34
Comprehensive income (loss)									(6)	(16)	34
Total stockholders' equity	86				92				86	92	108	$ 74
Segment Reporting [Abstract]
EBIT									(8)	(22)	46
Total assets	86				92				86	92	108
Operating profit (loss)	2	(7)	(6)	3	(19)	(2)	(2)	1	(8)	(22)	46
Quarterly Financial Information Disclosure [Abstract]
Cost of products sold	(2)	7	6	(3)	19	2	2	(1)	8	22	(46)
Gross margin	2	(7)	(6)	3	(19)	(2)	(2)	1	(8)	(22)	46
Operating profit (loss)	2	(7)	(6)	3	(19)	(2)	(2)	1	(8)	(22)	46
Net earnings	2	(5)	(5)	2	(15)	(1)	(1)	1	(6)	(16)	34
Net earnings available to Whirlpool	$ 2	$ (5)	$ (5)	$ 2	$ (15)	$ (1)	$ (1)	$ 1	$ (6)	$ (16)	$ 34
Basic net earnings (loss) available to Whirlpool (in USD per share)	$ 0.03	$ (0.08)	$ (0.08)	$ 0.04	$ (0.23)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.09)	$ (0.26)	$ 0.50
Diluted net earnings (loss) available to Whirlpool (in USD per share)	$ 0.03	$ (0.08)	$ (0.08)	$ 0.04	$ (0.23)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.09)	$ (0.26)	$ 0.50
Effect of Change | North America | Operating Segments
Consolidated Balance Sheet
Total assets	$ 86				$ 92				$ 86	$ 92	$ 108
Segment Reporting [Abstract]
EBIT									(8)	(22)	46
Total assets	$ 86				$ 92				$ 86	$ 92	$ 108